15. Financiale leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Present value	R$ 1,584,802	R$ 1,940,074
LT Amazonas [Member]
Disclosure of financial assets [line items]
Nominal amount	601,555
Present value	276,233	R$ 359,987
LT Amazonas [Member] | January 2020 to December 2020 [Member]
Disclosure of financial assets [line items]
Nominal amount	44,079
Present value	8,451
LT Amazonas [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Nominal amount	176,315
Present value	103,464
LT Amazonas [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Nominal amount	381,161
Present value	R$ 164,318